EMPLOYEE BENEFITS (Details Narrative) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Amount of employee benefits	¥ 11.4	¥ 15.1